UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  INVESTMENT COMPANY ACT FILE NUMBER: 811-03877

                               Z-SEVEN FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               1819 S. DOBSON ROAD, SUITE 109, MESA, AZ 85202-5656
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

        BARRY ZISKIN, 1819 S. DOBSON ROAD, SUITE 109, MESA, AZ 85202-5656
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 480-897-6214

                         DATE OF FISCAL YEAR END: 12/31

                       DATE OF REPORTING PERIOD: 9/30/2004


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.


     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
INVESTMENT SECURITIES (a)                            Shares           Value
--------------------------------------------------------------------------------
Common Stocks:
--------------------------------------------------------------------------------
        Biotechnology - 7.4%
                Techne Corp. (b)                     18,400      $     702,512

        Building & Materials - 7.5%
                Barratt Developments PLC             69,100            707,197

        Computer Sales & Services - 5.8%
                Insight Enterprises, Inc. (b)         6,080            102,387
                TIS, Inc.                            13,300            449,741
                                                                ----------------
                                                                       552,128
                                                                ----------------

        Confection - 2.8%
                Lindt & Sprungli AG                     230            265,037

        Electronic Components - 4.5%
                The Roxboro Group PLC                70,084            425,471

        Health & Fitness Products - 18.9%
                Balchem Corporation                  17,200            512,560
                National Dentex Corporation (b)       8,100            228,258
                Novartis AG                           3,960            185,073
                UCB                                  11,052            589,311
                United Guardian, Inc.                40,400            271,892
                                                                ----------------
                                                                     1,787,094
                                                                ----------------

        Health Services - 5%
                U.S. Physical Therapy, Inc. (b)      34,850            470,824

        Information & Research Services - 8.4%
                Factset Research, Inc.               14,000            674,800
                Forrester Research (b)                7,600            115,824
                                                                ----------------
                                                                       790,624
                                                                ----------------

        Investment Managers - 9.2%
                Brewin Dolphin PLC                   89,500            132,592
                Rathbone Brothers PLC                58,000            731,549
                                                                ----------------
                                                                       864,141
                                                                ----------------

        Manufacturing - Auto & Industrial - 7.9%
                Stattec Security Corporation (b)      3,500            217,910
                VT Holding A/S (Class B)              9,400            530,288
                                                                ----------------
                                                                       748,198
                                                                ----------------
        Other - 1.7%
                Abbeycrest PLC                       10,000             11,779
                Ballantyne of Omaha, Inc. (b)        50,505            151,515
                                                                ----------------
                                                                       163,294
                                                                ----------------

--------------------------------------------------------------------------------
Total Common Stocks - 79.1%
        (Cost $5,133,097)                                        $   7,476,520
--------------------------------------------------------------------------------

Total Investment in Securities - 79.1%
        (Cost $5,133,097)                                        $   7,476,520
--------------------------------------------------------------------------------

Cash, Receivables and Other Assets less Liabilities - 20.9%      $   1,975,715
--------------------------------------------------------------------------------

Net Assets - 100%
        (Equivalent to $5.05 per share based on 1,872,592
        shares of capital stock outstanding)                     $   9,452,235

(a)  Percentages based on net assets of $9,452,235
(b)  Non-income producing investment

--------------------------------------------------------------------------------
COMMON STOCKS BY COUNTRY
        46.1%   United States                                    $   3,448,482
        26.9%   United Kingdom                                       2,008,588
        7.9%    Belgium                                                589,311
        7.1%    Denmark                                                530,288
        6.0%    Switzerland                                            450,110
        6.0%    Japan                                                  449,741
   ----------                                                   ----------------
      100.0%                                                     $   7,476,520
   ----------                                                   ----------------

ITEM 2.  CONTROLS AND PROCEDURES

     (a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934, as amended (the "1934 Act"), is recorded, processed, summarized and reported in substantial compliance with the 1934 Act and the Commission's rules and forms thereunder.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

     The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     3(a)          Certifications pursuant to Section 302 of the
                   Sarbanes-Oxley Act of 2002 are attached hereto as 99.302Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z-Seven Fund, Inc.

By (Signature and Title) /s/  Barry Ziskin, President

Date October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated and on the dates indicated.

By (Signature and Title) /s/  Barry Ziskin, President

Date October 27, 2004